Acquisitions and disposals - Disclosure of Net Assets Acquired and Total Payment for Acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Intangible assets	€ 382
Other non-current assets	14
Trade and other receivables	15
Other current assets	36
Non-current liabilities	(99)
Current liabilities	(15)
Net assets acquired	333
Non-controlling interest	(27)
Goodwill	310
Total consideration	616	€ 675
Of which:
Cash consideration paid	616
Deferred consideration	0
Deferred tax liabilities recognised as of acquisition date	€ 99